SEGMENT REPORTING - Revenues by Geographical Region (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting as per geographical areas
Net sales	R$ 78,345,081	R$ 43,814,661	R$ 39,644,010
Total assets	73,814,613	63,123,009	54,002,970
Brazil
Segment reporting as per geographical areas
Net sales	37,733,918	18,798,384	17,573,278
Total assets	31,740,469	28,752,629	26,124,159
Latin America
Segment reporting as per geographical areas
Net sales	8,567,310	4,996,434	4,201,165
Total assets	8,959,237	7,042,462	5,781,527
North America
Segment reporting as per geographical areas
Net sales	32,043,853	20,019,843	17,869,567
Total assets	R$ 33,114,907	R$ 27,327,918	R$ 22,097,284